Revenues - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Other Current Assets [Member]
Revenue, Major Customer [Line Items]
Capitalized Contract Cost, Net	$ 637,833		$ 302,773
Voyage Charter Revenues [Member]
Revenue, Major Customer [Line Items]
Revenues	13,800,000	$ 7,500,000
Revenue, Remaining Performance Obligation, Amount	13,000,000		6,700,000
Receivables net current	$ 17,100,000		$ 12,600,000